OPERATING LEASES - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) lease	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
OPERATING LEASES
Number of non-cancelable operating leases | lease	2		2
Weighted-average discount rate			4.50%
Weighted-average remaining lease term			1 year
Rent expense under ASC 840 | $	$ 16,812	$ 16,689	$ 66,459	$ 66,307